CONSIDERATION PAYABLE IN CONNECTION WITH BUSINESS ACQUISITIONS AND DEBT EXTINGUISHEMENT	12 Months Ended
Dec. 31, 2011
CONSIDERATION PAYABLE IN CONNECTION WITH BUSINESS ACQUISITIONS AND DEBT EXTINGUISHEMENT
14.	CONSIDERATION PAYABLE IN CONNECTION WITH BUSINESS ACQUISITIONS AND DEBT EXTINGUISHEMENT

	Opening @2009/12/31	Move from contingent consideration payable	Payment	Ex. Diff.	Bal. @2010/12/31	Addition from Acquisition	Move from contingent consideration payable	Payment	Ex. Diff.	Bal @2011/12/31
Yinfeng	4,249		(4,252)	3	-					-
Red River Valley	1,200				1,200			(1,200)		-
Agree		11,364			11,364			(11,415)	51	-
Tansun	8,790	3,030	(8,844)	54	3,030		3,162	(4,245)	40	1,987
Dimension						4,000	3,147	(4,034)	32	3,145
Total	14,239	14,394	(13,096)	57	15,594	4,000	6,309	(20,894)	123	5,132